DEFERRED REVENUE	12 Months Ended
Dec. 31, 2024
DEFERRED REVENUE
DEFERRED REVENUE

15.DEFERRED REVENUE

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Beginning balance of the year	43,283	345,603	1,719,480	70,658,722
Additions	339,282	1,480,143	1,233,503	50,688,432
Revenue recognized	(36,962)	(106,266)	(106,334)	(4,369,591)
Ending balance of the year	345,603	1,719,480	2,846,649	116,977,563
In which:
Short-term	84,449	149,747	123,951	5,093,528
Long-term	261,154	1,569,733	2,722,698	111,884,035

Deferred revenue mainly related to service-type warranties, leasing activities for batteries and maintenance services.Deferred revenue is equivalent to the total transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, as of the balance sheet dates. From the deferred revenue balance as of December 31, 2023, revenue recognized during the year ended December 31, 2024 was VND102.5 billion (USD4.2 million). Of the total deferred revenue as of December 31, 2024, the Group expects to recognize VND124.0 billion (USD5.1 million) of revenue in the next 12 months. The remaining balance will be recognized over the performance period.